Statements of Stockholder's Equity - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2012	$ 167,480	$ 2,000	$ 72,500	$ 58,935	$ 34,045
Comprehensive income (loss):
Net income (loss)	12,479			12,479
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	(23,698)				(23,698)
Total comprehensive income	(11,219)
Ending balance at Dec. 31, 2013	156,261	2,000	72,500	71,414	10,347
Comprehensive income (loss):
Net income (loss)	(1,163)			(1,163)
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	6,309				6,309
Total comprehensive income	5,146
Ending balance at Dec. 31, 2014	161,407	2,000	72,500	70,251	16,656
Comprehensive income (loss):
Net income (loss)	8,616			8,616
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	(6,781)				(6,781)
Total comprehensive income	1,835
Ending balance at Jun. 30, 2015	163,242	2,000	72,500	78,867	9,875
Beginning balance at Dec. 31, 2014	161,407	2,000	72,500	70,251	16,656
Comprehensive income (loss):
Net income (loss)	(1,263)			(1,263)
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	(11,656)				(11,656)
Total comprehensive income	(12,919)
Ending balance at Dec. 31, 2015	148,488	2,000	72,500	68,988	5,000
Comprehensive income (loss):
Net income (loss)	(1,757)			(1,757)
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	17,517				17,517
Total comprehensive income	15,760
Ending balance at Jun. 30, 2016	$ 164,248	$ 2,000	$ 72,500	$ 67,231	$ 22,517